Document And Entity Information	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity Registrant Name	Private Bancorp of America, Inc.
Entity Central Index Key	0001705284
Entity Emerging Growth Company	true
Entity File Number	001-43397
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	80-0769276
Entity Address, Address Line One	9404 Genesee Ave., Suite 100
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	875-6900
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	PBAM
Security Exchange Name	NASDAQ